Current and Non-Current Liabilities (Details) - Schedule of deferred income - TINGO, INC. [Member] - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Current and Non-Current Liabilities (Details) - Schedule of deferred income [Line Items]
Due within one year		$ 492,269,333	$ 492,269,333,000
One to two years	$ 485,496,071	492,269,333	492,269,333,000
Over two years	83,056,045	198,653,466	330,349,444,000
Total Deferred income		1,183,192,133	1,314,888,111,000
Deferred income – current portion	485,496,071	492,269,333	492,269,333,000
Deferred income – non-current portion	$ 568,552,116	$ 690,922,799	$ 822,618,778,000